INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital		Share premium	Reserve of remeasurements of defined benefit plans	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2022	$ 0	[1]	$ 140,229	$ 137	$ (118,706)	$ 21,660
Total comprehensive loss					(54,998)	(54,998)
Issuance of Ordinary shares	0	[1]	113			113
Issuance of Ordinary shares, net in connection with the closing of the BCA	0	[1]	63,145			63,145
Exercise of options	0	[1]	19			19
Share-based compensation	0		1,128			1,128
Share listing expense			46,717			46,717
Balance at the end at Jun. 30, 2023	0	[1]	251,351	137	(173,704)	77,784
Balance at the beginning at Dec. 31, 2023	0	[1]	256,194	27	(184,179)	72,042
Total comprehensive loss					(9,930)	(9,930)
Issuance of Ordinary shares	0	[1]	351			351
Exercise of options	0	[1]	248			248
Share-based compensation			1,594			1,594
Balance at the end at Jun. 30, 2024	$ 0	[1]	$ 258,387	$ 27	$ (194,109)	$ 64,305

[1]	Represents an amount lower than $1.